UNITED STATES SECURITIES AND EXCHANGE
COMMISSION  Washington, DC 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2001.

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walter Scott & Partners Ltd
Address:  Millburn Tower
          Gogar
          Edinburgh EH12 9BS
          Scotland

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Smith
Title:     Director
Phone:     +44 131 339 3777

Signature:      Place:                  Date of Signing:

James Smith     Edinburgh, Scotland     July 12, 2001.

Report Type (Check only one):

[x]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:      0

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:  37
Form 13F Information Table Value Total:  $ 97,606,973

                            TITLE OF              VALUE     SHARES/  SH/   INV
NAME OF ISSUER              CLASS     CUSIP     (x$1000)    PRN AMT  PRN   DISC

ABBOTT LABS                 COM STK   002824100    2,929     61,000   SH   SOLE
AMERICA MOVIL               ADR       02364W105      280     13,400   SH   SOLE
ANADARKO PETROLEUM          COM STK   032511107    7,429    137,500   SH   SOLE
AUTOZONE INC                COM STK   053332102    9,368    249,800   SH   SOLE
BELLSOUTH CORP              COM STK   079860102      282      7,000   SH   SOLE
BRASIL DISTR PAO ACUCAR CBD ADR       20440T201      940     40,500   SH   SOLE
CARINIVAL CORP              COM STK   143658102      399     13,000   SH   SOLE
COCA-COLA FEMSA SA DE C V   ADR       191241108      469     19,000   SH   SOLE
COFLEXIP                    ADR       192384105    5,560     86,000   SH   SOLE
COMP DE BEBIDAS             ADR       20441W203      394     17,000   SH   SOLE
DOLLAR GENERAL              COM STK   256669102    5,850    300,000   SH   SOLE
EASTMAN KODAK               COM STK   277461109      348      7,450   SH   SOLE
ELECTRONIC DATA SYSTEMS     COM STK   285661104      408      6,530   SH   SOLE
EMBOTELLADORA ANDINA A      ADR       29081P204      288     21,400   SH   SOLE
EOG RESOURCES               COM STK   26875P101    5,284    148,630   SH   SOLE
FAMILY DOLLAR STORES        COM STK   307000109      308     12,000   SH   SOLE
FASTENAL CO.                COM STK   311900104    5,634     90,900   SH   SOLE
G AND K SERVICES            CLASS A   361268105      888     33,000   SH   SOLE
GRUPO ELEKTRA SA            ADR       40050A102      571     60,000   SH   SOLE
HOME DEPOT INC              COM STK   437076102    5,805    124,700   SH   SOLE
INDUSTRIE NATUZZI S P A     ADR       456478106    3,049    220,000   SH   SOLE
JOHNSON & JOHNSON           COM STK   478160104      350      7,000   SH   SOLE
KOREA TELECOM               ADR       50063P103      220     10,000   SH   SOLE
LINCOLN NATIONAL CORP       COM STK   534187109    2,790     53,920   SH   SOLE
LINEAR TECHNOLOGY           COM STK   535678106    3,754     84,900   SH   SOLE
NABORS INDS INC             COM STK   629568106    5,096    137,000   SH   SOLE
NEWELL RUBBERMAID           COM STK   651229106    8,022    319,600   SH   SOLE
PATTERSON DENTAL            COM STK   703412106    1,068     35,600   SH   SOLE
POHANG IRON & STEEL         ADR       730450103    1,203     61,000   SH   SOLE
PRECISION DRILLING          COM STK   74022D100      453     14,500   SH   SOLE
RPM INC                     COM STK   749685103    1,983    215,500   SH   SOLE
SCHLUMBERGER LTD            COM STK   806857108    5,676    107,800   SH   SOLE
SIGMA ALDRICH               COM STK   826552101    3,395     87,900   SH   SOLE
SYSCO CORP.                 COM STK   871829107    6,234    229,600   SH   SOLE
TELEBRAS - SPONS ADR        ADR       879287308      234      5,000   SH   SOLE
TELECOM ARGENTINA           ADR       879273209      179     11,600   SH   SOLE
TELEFONOS DE MEXICO         ADR       879403780      470     13,400   SH   SOLE